Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment as of March 31, 2024 and December 31, 2023 are summarized as follows:
	March 31, 2024	December 31, 2023
	(Unaudited)
Land	$347,856	$363,416
Construction-in-Progress	7,400,000	7,400,000
Buildings and leasehold improvements	2,222,222	2,227,431
Machinery and equipment	1,133,899	1,138,675
Office equipment	167,575	174,797
	11,271,552	11,304,319
Less: accumulated depreciation	(3,322,402)	(3,335,041)
Property and equipment, net	$7,949,150	$7,969,278

Property and equipment as of December 31, 2023 and 2022 are summarized as follows:
	December 31, 2023	December 31, 2022
Land	$363,416	$361,193
Construction-in-Progress	7,400,000	-
Buildings and leasehold improvements	2,227,431	2,226,687
Machinery and equipment	1,138,675	1,116,789
Office equipment	174,797	173,766
	11,304,319	3,878,435
Less: accumulated depreciation	(3,335,041)	(3,304,457)
Property and equipment, net	$7,969,278	$573,978